Note 6 - Disclosures to the Statement of Income and Loss - Reconciliation of Effective Income Tax (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Note 6 - Disclosures to the Statement of Income and Loss - Reconciliation of Effective Income Tax (Details)
Income (loss) before tax for the period					€ (63,935)	€ (56,032)	€ (9,971)
Expected income tax (income (-)/expense (+) at a tax rate of 32.98%					(21,086)	(18,479)	(3,288)
Changes in unrecognized tax losses					20,061	8,254	3,164
Changes in deferred taxes on timing differences					1,261	690	199
MCN non-tax-deductible expenses					753	0	0
CSOP non-tax-deductible expenses					626	10,606	0
Tax-deductible transaction costs					(937)	(723)	(36)
Non-tax-deductible expenses					37	9	27
Other					(715)	(357)	(66)
Effective income tax income for the period	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0